Financial Income and Expense, Net - Schedule of Financial Income and Expense, Net (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Financial income:
Income (loss) on financial investments	R$ 8	R$ 569
Interest income	436	535
Discounts obtained	7	85
Exchange variation (foreign exchange profit)	8,296	9,569
Total	8,747	10,758
Financial Expenses:
Interest and penalty on contingent consideration by amortization cost	(22,343)	(22,535)
Earnout penalty	(1,260)	(1,260)
Interest on loans, financing and debentures	(4,979)	(3,372)
Other interest and expense	(3,221)	(3,523)
Exchange variation (foreign exchange losses)	(3,961)	(1,134)
Total	(35,764)	(31,824)
Financial income and expense, net	R$ (27,017)	R$ (21,066)